 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Government Markets Income Trust - MGF

Report of the calendar month ending June 30, 2003:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
6/16/03	Shares of beneficial interest	21,000	7.0933	7.66	Merrill Lynch
6/20/03	Shares of beneficial interest	21,000	6.96	7.70	Merrill Lynch
6/24/03	Shares of beneficial interest	24,000	6.9573	7.73	Merrill Lynch
6/26/03	Shares of beneficial interest	12,200	6.9727	7.66	Merrill Lynch
6/27/03	Shares of beneficial interest	24,000	6.9879	7.65	Merrill Lynch
6/30/03	Shares of beneficial interest	27,000	6.9675	7.66	Merrill Lynch

Total Shares Repurchased: 129,200

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management